Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000203678 | Samsung Electronics8905141
Holdings [Line Items]
Percent of Total Investments	3.40%
C000203678 | Taiwan Semiconductor Manufacturing8905397
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203678 | SK Hynix8905156
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203678 | Alibaba Group Holding8904760
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203678 | Hon Hai Precision Industry8905360
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203678 | SK Square8905160
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203678 | Indian Bank8905027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000203678 | Bank of Baroda8905000
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203678 | Naspers8905449
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203678 | Canara Bank8905007
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203678 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203678 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000203678 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203678 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203678 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203678 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203678 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000203678 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203678 | India
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000203678 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000203678 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000203678 | China
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000203679 | Samsung Electronics8905141
Holdings [Line Items]
Percent of Total Investments	3.40%
C000203679 | Taiwan Semiconductor Manufacturing8905397
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203679 | SK Hynix8905156
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203679 | Alibaba Group Holding8904760
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203679 | Hon Hai Precision Industry8905360
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203679 | SK Square8905160
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203679 | Indian Bank8905027
Holdings [Line Items]
Percent of Total Investments	1.10%
C000203679 | Bank of Baroda8905000
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203679 | Naspers8905449
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203679 | Canara Bank8905007
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203679 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203679 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000203679 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203679 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203679 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203679 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203679 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000203679 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203679 | India
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000203679 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000203679 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000203679 | China
Holdings [Line Items]
Percent of Net Asset Value	25.90%